Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Aging analysis of past due loans
Past Due 30 to 59 Days	$ 1,736	[1]	$ 2,039	[1]
Past Due 60 to 89 Days	1,430	[1]	791	[1]
Past Due Greater Than 90 Days	910	[1]	1,129	[1]
Past Due Total	4,076	[1]	3,959	[1]
Loans Not Past Due	311,890		307,509
Loans	315,966		311,468		320,127
90 Days Past Due and Accruing	11		30
Agricultural
Aging analysis of past due loans
Past Due 30 to 59 Days	9	[1]	261	[1]
Past Due 60 to 89 Days	1	[1]		[1]
Past Due Greater Than 90 Days	428	[1]		[1]
Past Due Total	438	[1]	261	[1]
Loans Not Past Due	36,610		31,529
Loans	37,048		31,790		38,929
90 Days Past Due and Accruing
Commercial and Industrial
Aging analysis of past due loans
Past Due 30 to 59 Days	93	[1]	102	[1]
Past Due 60 to 89 Days	352	[1]	4	[1]
Past Due Greater Than 90 Days	73	[1]	198	[1]
Past Due Total	518	[1]	304	[1]
Loans Not Past Due	68,012		67,061
Loans	68,530		67,365		58,685
90 Days Past Due and Accruing
Consumer
Aging analysis of past due loans
Past Due 30 to 59 Days	60	[1]	173	[1]
Past Due 60 to 89 Days	7	[1]	28	[1]
Past Due Greater Than 90 Days		[1]	33	[1]
Past Due Total	67	[1]	234	[1]
Loans Not Past Due	19,864		19,133
Loans	19,931		19,367		18,657
90 Days Past Due and Accruing			1
Commercial Real Estate
Aging analysis of past due loans
Past Due 30 to 59 Days	901	[1]	64	[1]
Past Due 60 to 89 Days	884	[1]	68	[1]
Past Due Greater Than 90 Days	242	[1]	339	[1]
Past Due Total	2,027	[1]	471	[1]
Loans Not Past Due	94,960		92,841
Loans	96,987		93,312		106,250
90 Days Past Due and Accruing
Construction Real Estate
Aging analysis of past due loans
Past Due 30 to 59 Days		[1]		[1]
Past Due 60 to 89 Days		[1]		[1]
Past Due Greater Than 90 Days		[1]		[1]
Past Due Total		[1]		[1]
Loans Not Past Due	890		1,056
Loans	890		1,056		1,169
90 Days Past Due and Accruing
Residential Real Estate
Aging analysis of past due loans
Past Due 30 to 59 Days	673	[1]	1,439	[1]
Past Due 60 to 89 Days	186	[1]	691	[1]
Past Due Greater Than 90 Days	167	[1]	559	[1]
Past Due Total	1,026	[1]	2,689	[1]
Loans Not Past Due	91,554		95,889
Loans	92,580		98,578		96,437
90 Days Past Due and Accruing	$ 11		$ 29

[1]	Includes nonaccrual loans